Annual Total Returns - Franklin Focused Growth Fund [BarChart] - Franklin Custodian Funds-31 - Franklin Focused Growth Fund - Advisor Class	Feb. 01, 2021
Bar Chart Table:
Annual Return 2017	34.16%
Annual Return 2018	2.08%
Annual Return 2019	33.14%
Annual Return 2020	56.18%